Capital resources	12 Months Ended
Dec. 31, 2022
Capital resources
Capital resources

25 Capital resources

NatWest Group’s regulatory capital is assessed against minimum requirements that are set out under the Capital Requirements Regulation to determine the strength of its capital base.

This note shows a reconciliation of shareholders’ equity to regulatory capital.

	2022	2021
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	36,488	41,796
Preference shares - equity	—	(494)
Other equity instruments	(3,890)	(3,890)
	32,598	37,412
Regulatory adjustments and deductions
Own credit	(58)	21
Defined benefit pension fund adjustment	(227)	(465)
Cash flow hedging reserve	2,771	395
Deferred tax assets	(912)	(761)
Prudential valuation adjustments	(275)	(274)
Goodwill and other intangible assets	(7,116)	(6,312)
Foreseeable ordinary dividends and pension contributions	(967)	(1,211)
Adjustment for trust assets (1)	(365)	—
Foreseeable charges - on-market share buyback programme	(800)	(825)
Adjustment under IFRS 9 transitional arrangements	361	621
Insufficient coverage for non-performing exposures	(18)	(5)
	(7,606)	(8,816)

CET1 capital	24,992	28,596
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	3,875	3,875
Qualifying instruments and related share premium subject to phase out	—	571
AT1 capital	3,875	4,446
Tier 1 capital	28,867	33,042
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,953	4,935
Qualifying instruments issued by subsidiaries and held by third parties	82	314
Other regulatory adjustments	18	457
Tier 2 capital	5,053	5,706
Total regulatory capital	33,920	38,748

(1)Prudent deduction in respect of agreement with the pension fund to establish new legal structure. See Notes 5 and 33.

It is NatWest Group policy to maintain a strong capital base, to expand it as appropriate and to utilise it efficiently throughout its activities to optimise the return to shareholders while maintaining a prudent relationship between the capital base and the underlying risks of the business. In carrying out this policy, NatWest Group has regard to the supervisory requirements of the PRA. The PRA uses capital ratios as a measure of capital adequacy in the UK banking sector, comparing a bank’s capital resources with its risk-weighted assets (the assets and off-balance sheet exposures are weighted to reflect the inherent credit and other risks); by international agreement, the Pillar 1 capital ratios should be not less than 8% with a Common Equity Tier 1 component of not less than 4.5%. NatWest Group has complied with the PRA’s capital requirements throughout the year.

A number of subsidiaries and sub-groups within NatWest Group, principally banking entities, are subject to various individual regulatory capital requirements in the UK and overseas. Furthermore, the payment of dividends by subsidiaries and the ability of members of NatWest Group to lend money to other members of NatWest Group may be subject to restrictions such as local regulatory or legal requirements, the availability of reserves and financial and operating performance.